Financial risk management - Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 34,629,251	₩ 30,050,840	₩ 29,049,341
Due from banks at fair value through profit or loss	30,743	26,116
Securities at fair value through profit or loss	69,427,259	59,092,985
Derivatives assets	4,711,421	6,460,652	3,800,158
Loans at fair value through profit or loss	1,758,562	2,389,180
Loans at amortized cost	411,739,562	407,898,972	384,810,774
Securities at fair value through other comprehensive income	90,311,979	85,469,161	90,893,467
Securities at amortized cost	35,686,487	33,371,198	₩ 26,164,942
Others	26,880,554	21,826,601
Financial assets, Total	675,175,818	646,585,705
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	30,743	26,116
Securities at fair value through profit or loss	69,427,259	59,092,985
Derivatives assets	4,459,200	6,162,348
Loans at fair value through profit or loss	1,758,562	2,389,180
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	75,675,764	67,670,629
Securities measured at FVOCI
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	90,311,979	85,469,161
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	90,311,979	85,469,161
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	34,629,251	30,050,840
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	411,739,562	407,898,972
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	35,686,487	33,371,198
Others	26,880,554	21,826,601
Financial assets, Total	508,935,854	493,147,611
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	252,221	298,304
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 252,221	₩ 298,304